Segment, Revenue Per Product and Services, Geographic and Major Customer Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013 Segment
Segment Reporting Information [Line Items]
Reportable segment		1
Number of operating segment	2	1